BORROWINGS - Finance Lease Liabilities (Details) - USD ($)	May 31, 2012	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2014	Jan. 01, 2014	Jan. 01, 2013
Disclosure of detailed information about borrowings [line items]
Recognised finance lease as assets		$ 21,282,000	$ 23,424,000
Equipment Finance Agreement
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				$ 25,700,000
Debt instrument term	60 months
Net book value of equipment securing finance lease liabilities		18,900,000	20,600,000
Equipment Finance Agreement | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate				2.95%	2.90%	2.74%
Buildings
Disclosure of detailed information about borrowings [line items]
Recognised finance lease as assets		1,978,000	2,429,000
Manufacturing equipment
Disclosure of detailed information about borrowings [line items]
Recognised finance lease as assets		19,304,000	20,995,000
Bottom of range | Finance lease liabilities
Disclosure of detailed information about borrowings [line items]
Monthly lease installment payments		127	127
Bottom of range | Equipment Finance Agreement
Disclosure of detailed information about borrowings [line items]
Monthly lease installment payments		39,329
Top of range | Finance lease liabilities
Disclosure of detailed information about borrowings [line items]
Monthly lease installment payments		263,450	$ 263,450
Top of range | Equipment Finance Agreement
Disclosure of detailed information about borrowings [line items]
Monthly lease installment payments		$ 263,450